USA Mutuals Vitium Global Fund
Portfolio of Investments
December 31, 2020 (Unaudited)

			Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 16.2%
BAE Systems PLC (b)			477,704	$3,193,142
Lockheed Martin Corp.			12,500	4,437,250
Northrop Grumman Corp. (g)			14,700	4,479,384
Raytheon Technologies Corp. (g)			77,958	5,574,777
				17,684,553
Alcoholic Beverages - 25.3%
Anheuser-Busch InBev S.A./N.V. (b)			67,500	4,701,095
Carlsberg A/S - Class B (b)			15,000	2,401,024
Constellation Brands, Inc. - Class A			19,000	4,161,950
Diageo PLC - ADR (b)			39,500	6,272,995
Heineken N.V. (b)			45,000	5,014,721
Pernod Ricard S.A. (b)			26,500	5,076,169
				27,627,954
Casinos, Gambling & Lotteries - 33.3%
DraftKings, Inc. - Class A (a)(d)			100,000	4,656,000
Evolution Gaming Group AB (b)(f)			72,500	7,356,094
Galaxy Entertainment Group Ltd. (b)			1,155,000	8,976,356
Las Vegas Sands Corp.			110,000	6,556,000
Melco International Development Ltd. (b)			1,400,000	2,723,268
Sands China Ltd. (b)			850,000	3,733,336
Wynn Macau Ltd. (a)(b)			1,474,600	2,476,545
				36,477,599
Mining - 6.1%
Cameco Corp. (b)(h)			500,000	6,700,000
				6,700,000
Real Estate Investment Trusts - 1.1%
Gaming and Leisure Properties, Inc.			28,322	1,200,871
				1,200,871
Tobacco Manufacturing - 15.6%
British American Tobacco PLC - ADR (b)			143,000	5,361,070
Philip Morris International, Inc.			55,000	4,553,450
Swedish Match AB (b)			92,500	7,170,560
				17,085,080
Total Common Stocks (Cost $64,737,333)				106,776,057

EXCHANGE TRADED FUNDS - 0.3%
Direxion Russell 1000 Value Over Growth Exchange Traded Fund			7,000	343,727
Total Exchange Traded Funds (Cost $336,053)				343,727

PURCHASED OPTIONS - 0.0%	Number of Contracts	Number of Shares per Contract	Notional Amount	Value
Exchange Traded Put Options - 0.0%
S&P 500 Index, Expires 01/15/21, Exercise Price $3,000	76	100	$28,546,132	$11,780
S&P 500 Index, Expires 02/19/21, Exercise Price $2,600	50	100	18,780,350	17,500
Total Purchased Options (Cost $414,309)				29,280
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.0%			Shares
First American Treasury Obligations Fund - Class X, 0.04% (c)			569	569
Other Investment Funds- 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)(e)			810,000	810,000
Total Short-Term Investments (Cost $810,569)				810,569
Total Investments (Cost $66,298,264) - 98.6%				107,959,633
Other Assets in Excess of Liabilities - 1.4%				1,516,336
TOTAL NET ASSETS - 100.0%				$109,475,969

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	Annualized seven-day yield as of the date of this report.
(d)	All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $754,272 or 0.7% of net assets as of the date of this report.
(e)	Investment made with cash collateral received for securities on loan.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of this security is pledged as collateral in connection with open purchased options contracts.
(h)	Fund has written call options on this security. See schedule of options written for further details.
ADR	- American Depositary Receipt
PLC	- Public Limited Company

Portfolio Summary	As a % of Net Assets
United States	32.9%
Hong Kong	16.4%
United Kingdom	13.5%
Sweden	13.3%
Canada	6.1%
France	4.6%
Netherlands	4.6%
Belgium	4.3%
Denmark	2.2%
Short-Term Investments	0.7%
Purchased Options	0.0%
Other Assets and Liabilities	1.4%
100.0%

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those secrurities.

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices or similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Other Investment Funds, with a total market value of $107,149,633,were categorized as Level 1 securities. The Other Investment Funds, with a total market value of $810,000, were categorized as Level 2.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

USA Mutuals Vitium Global Fund
Schedule of Options Written
December 31, 2020 (Unaudited)

WRITTEN OPTIONS - 0.1%	Contracts	Number of Shares per Contract	Notional Amount	Value
Exchange Traded Call Options - 0.1%
Cameco Corp., Expires 03/19/21, Exercise Price $16	2,000	100	2,680,000	$120,000
Total Written Options (Premiums received $153,822)				$120,000

As of the date of this report, Written Options were categorized as Level 1 Securities.

USA Mutuals Vitium Global Fund
Schedule of Futures Contracts
December 31, 2020 (Unaudited)

					Unrealized
		Expiration	Notional	Notional	Appreciation
Description	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts:
E-Mini Russell 2000 Index	31	3/19/21	$3,025,830	$3,060,940	$35,110

There is no variation margin due to or from the Fund as of the date of this report. Futures Contracts were categorized as Level 1 Securities as of the date of this report.